Advances to Suppliers (Tables)	6 Months Ended
Dec. 31, 2025
Advances to Suppliers [Abstract]
Schedule of Allowance for Credit Loss for the Advances to Suppliers
	As of December 31, 2025	As of June 30, 2025
Advances to suppliers
- third parties	$17,303,405	$13,412,095
- related parties	-	455,079
Less: allowance for credit losses	-	-
Advances to suppliers, net	$17,303,405	$13,867,174